Rollforward SunGard's Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Additional Paid-in Capital	Dec. 31, 2013 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Jun. 30, 2014 Accumulated deficit	Dec. 31, 2012 Accumulated deficit	Dec. 31, 2011 Accumulated deficit	Dec. 31, 2010 Accumulated deficit	Jun. 30, 2014 Accumulated Other Comprehensive Income (Loss) [Member]
Stockholders Equity [Line Items]
Beginning Balance	$ 821	$ 716	$ 1,461	$ 1,607	$ 3,513	$ 3,490	$ 3,793	$ 3,773	$ (2,708)	$ (2,771)	$ (2,286)	$ (2,137)	$ 16
Net income (loss)	(337)								(337)
Foreign currency translation	21												21
Net unrealized gain on derivative instruments	(2)												(2)
Stock compensation expense	22	46	38	35	22	46	38	35
Distribute AS to parent	(340)				(146)				(112)				(82)
Other	(16)	(26)	(14)	(15)	(16)	(23)	(14)	(15)
Ending balance	$ 169	$ 821	$ 716	$ 1,461	$ 3,373	$ 3,513	$ 3,490	$ 3,793	$ (3,157)	$ (2,771)	$ (2,286)	$ (2,137)	$ (47)